Events After the Reporting Date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Date	Events after the reporting date
Final dividend
On 20 February 2025, Gold Fields declared a final dividend of 700 SA cents per share.
Construction contractor at Salares Norte
Gold Fields and its construction contractor at Salares Norte, Sigdo Koppers, have been engaged in disputes arising from the construction of the Salares Norte project since 2022. These disputes were consolidated into a single arbitration in 2024, with the parties seeking to reach a mutually acceptable settlement of all matters in early 2025. The parties have now reached agreement on the terms of the settlement, which will deal with all disputes on a full and final settlement basis and such amount is fully provided for in the 31 December 2024 financial statements.
Damang mining lease extension
In December 2024, Gold Fields applied for an extension of the Damang mining lease, expiring on 18 April 2025, in accordance with applicable law. In March 2025, Gold Fields was notified by the Minerals Commission of Ghana that its application for extension had been rejected.  Gold Fields believes, based on applicable law and legal opinion which Gold Fields obtained from counsel, that there are no legitimate grounds for such rejection. Gold Fields intends to pursue all available avenues to seek the reversal of this decision, and to ultimately obtain an extension of the Damang mining lease, including through international arbitration, if required.
As such, Gold Fields believes that the Damang mine continues to be a going concern, and will continue to operate through the processing of the remaining stock piles under the current life of mine plan. Gold Fields has concluded that there was no impact on the financial position of Damang and the Group as at 31 December 2024. For Damang's contribution to the Group, refer note 44
Segmental Report and Mineral Resources and Mineral Reserves Report.
Non-binding, indicative and conditional offer for Gold Road Resources Limited
On 7 March 2025, Gold Fields (through its wholly owned subsidiary, Gruyere Holdings Pty Ltd) provided a non-binding, indicative and conditional offer to the Board of Gold Road Resources Limited (“Gold Road”) to acquire 100% of the issued and outstanding share capital in Gold Road by way of a scheme of arrangement (the “Proposed Gold Road Acquisition”). The Proposed Gold Road
Acquisition would consolidate Gold Fields’ ownership of the Gruyere gold mine in Western Australia, which is currently a 50/50 joint venture between Gold Fields and Gold Road and managed by Gold Fields. Gold Fields announced the Proposed Gold Road
Acquisition on 24 March 2025 (the "Announcement").
The offer to acquire Gold Road was for a cash consideration of A$3.05 per share as of 7 March 2025. The consideration comprised a fixed portion of A$2.27 per share plus a variable portion equal to the value of each shareholders’ proportion of Gold
Road’s shareholding in De Grey Mining Ltd (“De Grey”) (“Offer Price”). The offer price values Gold Road’s equity at A$3.3 billion and implies a total enterprise value of A$2.4 billion based on Gold Road’s closing share price on 21 March 2025 of A$2.38 per share. Gold Fields is confident in its ability to finance the Proposed Gold Road Acquisition in line with the Group's capital allocation framework.
During initial engagement between 7 March 2025 and the date of the Announcement, the proposal was rejected by the Gold
Road board of directors.  Gold Fields will continue to seek the engagement of the Gold Road board of directors and its shareholders to consider the merits of the Proposed Gold Road Acquisition. However, there is no certainty that Gold Fields will be able to successfully complete the Proposed Gold Road Acquisition on similar terms as the initial proposal, if at all.